ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Summary of accrued expenses and other current liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Salary and welfare payable		¥ 707,526		¥ 606,098
Accrued marketing expense		318,527		214,022
Other accrued expense		256,052		228,981
Refund liability	[1]	125,813		127,969
Other tax payable		51,572		61,059
Other payables	[2]	77,987		7,078
Accrued expenses and other current liabilities		¥ 1,537,477	$ 219,856	¥ 1,245,207

[1]	Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.
[2]	Other payables include payable to the plaintiffs resulted from the putative securities class action as described in Note 4(4).